Revenue - Schedule of Utility Infrastructure Services Contracts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Contracts receivable, net	$ 394,022	$ 296,005
Utility Infrastructure Services
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	398,340	296,262
Allowance for doubtful accounts	(4,318)	(257)
Contracts receivable, net	394,022	296,005
Utility Infrastructure Services | Billed on completed contracts and contracts in progress
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	395,771	292,770
Utility Infrastructure Services | Other receivables
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	$ 2,569	$ 3,492